Form N-1A Supplement	Nov. 22, 2024
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Simplify Gold Strategy PLUS Income ETF

YGLD (NYSE Acra, Inc.)

a series (the “Fund”) of Simplify Exchange Traded Funds (the “Trust”)

Supplement dated September 2, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated November 22, 2024

Effective September 2, 2025:

The Board of Trustees of the Trust has approved changing the non-fundamental investment objective of the Fund as follows:

Old Investment Objective	New Investment Objective
seeks capital gains and income.	seeks income and capital appreciation.

Accordingly, all references to the Fund’s investment objective in the Summary Prospectus, Prospectus, and SAI are replaced with the New Investment Objective.

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This Supplement, and the Summary Prospectus, Prospectus and Statement of Additional Information dated November 22, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.